Disclosure of detailed information about borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Convertible debentures	$ 350,000	$ 50,000
Revolving credit facility	148,031	0
Long-term debt	498,031	50,000
Unamortized debt issuance costs	(10,903)	(594)
Unamortized accretion on convertible debentures	(22,820)	(3,626)
Long-term debt, net of issuance costs	464,308	45,780
Current portion of non-current borrowings	0	0
Non-current portion	464,308	45,780
Borrowings	$ 464,308	$ 45,780	$ 0